Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Assets [Abstract]
Cash in subsidiary bank	$ 1,219,470	$ 1,107,099
Securities available for sale	407,713	439,071
Other assets	78,207	59,124
Total assets	6,196,546	5,901,796
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	29,883	28,903
Total liabilities	5,595,418	5,333,635
Shareholders' equity	601,128	568,161	$ 538,257	$ 489,871
Total liabilities and shareholders' equity	6,196,546	5,901,796
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	26,725	24,154
Investments in subsidiaries	583,307	552,399
Securities available for sale	36	36
Other assets	681	555
Total assets	610,749	577,144
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	9,621	8,983
Total liabilities	9,621	8,983
Shareholders' equity	601,128	568,161
Total liabilities and shareholders' equity	$ 610,749	$ 577,144

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.